Pension and Other Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - Defined Benefit Plan Assets [Member] - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	₱ 15,876	₱ 13,914
Current Financial Assets	418	523
Plan Assets of Defined Benefit Pension Plans	16,291	14,683
Less: Employee’s share, forfeitures and mandatory reserve account	1,196	1,356
Total Plan Assets of Defined Contribution Plans	3,485	4,137
Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	3,270	5,456
Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	4,681	5,493
Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	16,294	14,437
Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	(3)	246
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	13,509	11,332
Shares of Stocks [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	1,913	2,316
Corporate Bonds [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	318	242
Mutual Funds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	7	7
Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	129	17
Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	410	518
Cash and Cash Equivalent [member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,411	37
Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	8	5
Receivables [Member] | Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,411	37
Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2,152	2,833
Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	676	997
International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans		844
International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	222	558
Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	₱ 220	₱ 224